DISPOSAL OF ASSETS (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 30, 2024 USD ($) MW GW	Dec. 30, 2024 EUR (€)	Nov. 09, 2024 USD ($) MW	Sep. 09, 2024 USD ($) MW	Sep. 09, 2024 GBP (£)	May 31, 2024 USD ($) MW	May 31, 2024 BRL (R$)	May 28, 2024 USD ($) MW	Apr. 26, 2024 USD ($) MW	Dec. 31, 2024 MW
Disclosure of detailed information about investment property [line items]
Biomass power capacity | MW										30
60 MW U.S. Battery Storage Asset
Disclosure of detailed information about investment property [line items]
Battery storage power capacity | MW									60
Proceeds, net of transaction costs									$ 25
Assets derecognized									82
Income from development services									2
60 MW U.S. Battery Storage Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs									87
Income from development services									$ 5
30 MW U.S. Hydroelectric Asset
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs								$ 15
Assets derecognized								42
Income from development services								$ 6
Hydro power capacity | MW								30
Liabilities derecognized								$ 4
Accumulated revaluation surplus post-tax								28
30 MW U.S. Hydroelectric Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs								67
Income from development services								$ 29
85 MW Brazil Biomass Facilities Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs						$ 21	R$ 105
Assets derecognized						86
Income from development services						(5)
Liabilities derecognized						$ 2
Biomass power capacity | MW						85
85 MW Brazil Biomass Facilities Portfolio | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Income from development services						$ (11)
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs						48	R$ 251
Income from development services						(12)
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable and Institutional Partners | Other Comprehensive Income
Disclosure of detailed information about investment property [line items]
Income from development services						$ (24)
67 MW U.K. Wind Facilities Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				$ 36	£ 28
Assets derecognized				250
Income from development services				2
Liabilities derecognized				$ 135
Portion of ownership interest in joint venture sold				50.00%	50.00%
Wind | MW				67
Non-controlling interest				$ 39
67 MW U.K. Wind Facilities Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs				82	£ 63
Income from development services				$ 6
90 MW Brazil Hydroelectric Asset
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs			$ 44
Assets derecognized			157
Income from development services			$ (12)
Hydro power capacity | MW			90
Liabilities derecognized			$ 44
Accumulated revaluation surplus post-tax			25
90 MW Brazil Hydroelectric Asset | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs			104
Income from development services			$ (28)
63 MW Solar Asset, 682 MW Wind Asset and 1.6 GW Spain and Portugal Development Pipeline
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 430	€ 411
Assets derecognized	1,186
Income from development services	171
Liabilities derecognized	735
Accumulated revaluation surplus post-tax	$ 189
Wind | MW	682
Utility-scale solar | MW	63
Development pipeline power capacity | GW	1.6
63 MW Solar Asset, 682 MW Wind Asset and 1.6 GW Spain and Portugal Development Pipeline | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs	$ 741	€ 708
Income from development services	$ 295